Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The assets and liabilities measured at fair value on a recurring basis are summarized below:

December 31, 2014	Total carrying value in the consolidated	Quoted Prices In Active Markets for	Significant Other Observable	Significant Unobservable
Description	balance sheet at December 31, 2014	Identical Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets
Available for sale securities	$303,628	—	302,139	1,489
Liabilities
Interest rate swap	$390	—	390	—

December 31, 2013	Total carrying value in the consolidated	Quoted Prices In Active Markets for	Significant Other Observable	Significant Unobservable
Description	balance sheet at December 31, 2013	Identical Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets
Available for sale securities	$318,910	—	317,421	1,489
Liabilities
Interest rate swap	$750	—	750	—

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The assets and liabilities measured at fair value on a non-recurring basis are summarized below:

December 31, 2014	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet at 12/31/2014	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Other real estate owned	$1,927	—	—	1,927
Impaired loans, net of allowance of $1,514	$35,853	—	—	35,853

December 31, 2013	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet at 12/31/2013	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Other real estate owned	$1,674	—	—	1,674
Impaired loans, net of allowance of $1,929	$40,715	—	—	40,715

Roll-Forward of the Consolidated Condensed Statement of Financial Condition Items

The table below includes a roll-forward of the balance sheet items for the years ended December 31, 2014 and 2013, (including the change in fair value) for assets and liabilities classified by HopFed Bancorp, Inc. within level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	Year ended December 31,
	2014		2013
	Other	Other	Other	Other
	Assets	Liabilities	Assets	Liabilities
Fair value, December 31,	$1,489	—	$1,489	—
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	—	—	—	—
Other than temporary impairment charge	—	—	—	—
Purchases, issuances and settlements, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Fair value, December 31,	$1,489	—	$1,489	—

Estimated Fair Values of Financial Instruments

The estimated fair values of financial instruments were as follows at December 31, 2014:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$34,389	34,389	$34,389	—	—
Interest-earning deposits	6,050	6,050	6,050	—	—
Securities available for sale	303,628	303,628	—	302,139	1,489
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans held for sale	1,444	1,444	—	1,444	—
Loans receivable	539,264	537,493	—	—	537,493
Accrued interest receivable	4,576	4,576	—	4,576	—
Financial liabilities:
Deposits	731,308	714,750	—	714,750	—
Advances from borrowers for taxes and insurance	513	513	—	513	—
Advances from Federal Home Loan Bank	34,000	34,217	—	34,217	—
Repurchase agreements	57,358	57,688	—	57,688	—
Subordinated debentures	10,310	10,099	—	—	10,099
Off-balance-sheet liabilities:
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	390	390	—	390	—

The estimated fair values of financial instruments were as follows at December 31, 2013:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$37,229	37,229	37,229	—	—
Interest-earning deposits	18,619	18,619	18,619	—	—
Securities available for sale	318,910	318,910	—	317,421	1,489
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans receivable	543,632	546,319	—	—	546,319
Accrued interest receivable	5,233	5,233	—	5,233	—
Financial liabilities:
Deposits	762,997	763,605	—	763,605	—
Advances from borrowers for taxes and insurance	521	521	—	521	—
Advances from Federal Home Loan Bank	46,780	51,010	—	51,010	—
Repurchase agreements	52,759	53,712	—	53,712	—
Subordinated debentures	10,310	10,099	—	—	10,099
Off-balance-sheet liabilities:
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	750	750	—	750	—

Foreclosed Assets that were Re-Measured and Reported at Fair Value

The following table presents foreclosed assets that were re-measured and reported at fair value:

	Years Ended December 31,
	2014	2013	2012
Beginning balance	$1,674	1,548	2,267
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	1,816	1,535	2,634
Proceeds from sale of foreclosed assets	(1,118)	(908)	(2,738)
Charge-offs recognized in the allowance for loan loss	(237)	(361)	(349)
Gains (losses) on REO included in non-interest expense	(208)	(140)	(266)

Fair value	$1,927	1,674	1,548